CONVERTIBLE PREFERRED STOCK	12 Months Ended
Dec. 31, 2015
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Convertible Preferred Stock
NOTE 10 – CONVERTIBLE PREFERRED STOCK

Subscription Agreement

The Company entered into a Subscription Agreement with VerifyMe on January 31, 2013 (the “Subscription Agreement”). Under the terms of the Subscription Agreement, VerifyMe subscribed to purchase 33,333,333 shares of the Company’s Series A preferred stock (the “Preferred Stock”) and a warrant to purchase 33,333,333 shares of the Company’s common stock at an exercise price of $0.12 per share, for $1 million.

At any time before January 31, 2015, VerifyMe has the right, but not the obligation, to require the Company to repurchase all, but not less than all, of the capital stock of the Company and warrants exercisable for capital stock of the Company held by VerifyMe in exchange for the price originally paid by VerifyMe therefor upon the occurrence of any of the following events:(i) the consummation of any bona fide business acquisition, (ii) the incurrence of any indebtedness by the Company in an amount in excess of $2 million, (iii) the issuance or sale of any security having a preference on liquidation senior to common stock, or (iv) the sale by the Company of capital stock or warrants exercisable for its capital stock at a price below $0.03 per share. This right has not been exercised.

In accordance with FASB ASC 480 and 815, the Preferred Stock has been classified as permanent equity and was valued at $1 million at January 31, 2013.

The conversion feature of the Preferred Stock is an embedded derivative, which is classified as a liability in accordance with FASB ASC 815 and was valued in accordance with FASB ASC 470 as a beneficial conversion feature at a fair value of $0 at June 12, 2015 and $800,000 at December 31, 2014. This was classified as an embedded derivative liability and a discount to Preferred Stock. Because the Preferred Stock can be converted at any time, the full amount of the original fair value was accreted and classified as a reduction to the discount on Preferred Stock and a deemed dividend distribution in the full amount of $1 million, in 2013.

On August 5, 2013, 12,222,222 shares (pre Reverse Stock Split) of Series A Preferred Stock were converted into 12,222,222 shares (pre Reverse Stock Split) of Common Stock.

The Company has determined that the Series A Preferred Stock issuance in the Recapitalization Transaction does not meet the requirements of FASB ASC 480-10 for liability treatment and therefore has been classified as permanent equity. Additionally, it was determined that the economic characteristics of the beneficial conversion feature are clearly and closely related to the host, and are based on a fixed conversion rate into shares of Common Stock and therefore do not require bifurcation.

The Series A Preferred Stock was converted into 248,366 (21,111,111 pre Reverse Stock Split) shares of Common Stock on June 12, 2015 in conjunction with the Recapitalization Transaction (see Note 6).

The 392,157 warrants (33,333,333 warrants pre Reverse Stock Split) associated with the Series A Preferred Stock were also classified as a liability since they are subject to anti-dilutive adjustments outlined in the warrant agreement and valued at a fair market value of $2,995,791 at January 31, 2013. In addition, the warrants must be valued every reporting period and adjusted to market with the increase or decrease being adjusted through earnings. As of December 31, 2015 and 2014, the fair value of the warrants was $626,317 and $631,678.

On May 26, 2015, the Company amended its Amended Certificate of Designation, dated February 1, 2013, with respect to its Series A Preferred Stock, to amend the designations, preferences, powers and rights of the Series A Preferred Stock, and authorizing the issuance of up to 37,564,767 shares of Series A Preferred Stock. The Series A Preferred Stock are currently convertible at 20:1. 37,564,767 (pre-Reverse Stock Split) shares of Series A Preferred Stock were issued as part of the Recapitalization Transaction (see Note 6).

Additionally, on May 26, 2015, the Company amended its Amended and Restated Articles of Incorporation, dated December 19, 2003, to establish the Series B Preferred Stock, authorizing the issuance of up to 85 shares of Series B Preferred Stock. The Series B Preferred Stock are convertible currently at 8,496,732:1. 85 shares (pre Reverse Stock Split) of Series B Preferred Stock were issued to settle the $6.5 million of licensing fees due and the associated warrants as part of the Recapitalization Transaction (see Note 6). The foregoing description of the Certificate of Designation is a summary, and does not purport to be a complete description of the Certificate of Designation, and is qualified in its entirety by reference to the Certificate of Designation, a copy of which is filed as Exhibit 3.3 to the Company’s Report on Form 8-K, filed with the SEC on June 18, 2015.

On June 12, 2015, the Company issued 389,668 shares (33,121,777 pre Reverse Stock Split) of Series A Preferred shares to an investor for $1,278,501 as part of the total $1,450,813 transaction with the investor.  Further, an officer of the Company and a stockholder are partial owners in the investor and therefore the investor received an additional 10,667 shares (906,736 pre Reverse Stock Split) of Series A Preferred Stock for the forgiveness of previously accrued but unpaid compensation valued at $35,000 and notes payable and accrued interest were converted into 41,603 shares (3,536,254 pre Reverse Stock Split) of Series A Preferred Stock also as part of the $1,450,813 transaction.

Each of the Series A Preferred Stock and the Series B Preferred Stock have a preference in liquidation that the holders of the Series A Preferred Stock and the Series B Preferred Stock are to be paid out of assets available for distribution prior to holders of Common Stock. The holders Series A Preferred Stock and the Series B Preferred Stock may cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series A Preferred Stock and the Series B Preferred Stock can be converted, with certain limitations. In addition, the holders of Series A Preferred Stock and the Series B Preferred Stock are to be paid dividends, based on the number of shares of Series A Preferred Stock and the Series B Preferred Stock, as the case may be, as if the shares had been converted to Common Stock, prior to the holders of Common Stock receiving a dividend.